Stockholder's Equity (Details Narrative)	Feb. 28, 2017 USD ($) $ / shares shares
Common stock, shares issued	10,000,000
Shares issued price per share | $ / shares	$ .0004
Proceeds from equity issuance | $	$ 4,000
Common stock, shares authorized	10,000,000,000
Common stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	5,000,000,000
Preferred stock, par value | $ / shares	$ 0.0001
Common stock, shares outstanding	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Two Officers and Directors [Member]
Common stock, shares issued	10,000,000
Shares issued price per share | $ / shares	$ 0.0001